Assets held for sale and liabilities directly associated with assets held for sale (Details) - EUR (€) € in Millions	Dec. 31, 2024	Dec. 31, 2023
Assets held for sale and liabilities directly associated with assets held for sale
Assets held for sale	€ 420	€ 2,609
Liabilities held for sale	195	€ 1,862
Assets and liabilities classified as held for sale [member] | Congo
Assets held for sale and liabilities directly associated with assets held for sale
Assets held for sale	417
Liabilities held for sale	195
Assets held for sale, current	28
Liabilities held for sale, current	€ 3